INCOME TAX - Reconciles the PRC statutory rates to the company's effective tax rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
INCOME TAX
PRC Income tax statutory rate	25.00%	25.00%	25.00%
Effect of preferred tax rate	(11.60%)	(10.00%)	(10.00%)
Effect of tax exempt entities	0.90%
Non-deductible items in China	0.10%	0.10%	0.10%
Effective tax rate	14.40%	15.10%	15.10%
Provision for dividend withholding taxes	$ 0
Dividends declared	$ 0	$ 0